UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Raging Capital Management, LLC
Address: Ten Princeton Avenue
         Rocky Hill, New Jersey 08553

Form 13F File Number: 28-14727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frederick C. Wasch
Title: Attorney-in-fact for William C. Martin, Managing Member of Reporting
       Manager
Phone: (609) 228-6225

Signature, Place, and Date of Signing:

       /s/ Frederick C. Wasch, Rocky Hill, New Jersey, May 15, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      40
                                              -----------------------------

Form 13F Information Table Value Total:                $267,378
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14728                   William C. Martin

                                                     FORM 13F INFORMATION TABLE
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP      (X$1,000)  PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----      ---------  -------   --- ----  ---------- --------  ---------------------
AMAZON COM INC                COM              023135 10 6   2,025      10,000  SH  PUT         OTHER   1       0       10,000   0
AMERICAN CAP LTD              COM              02503Y 10 3  16,237   1,870,641  SH              OTHER   1       0    1,870,641   0
ATMI INC                      COM              00207R 10 1  33,682   1,445,573  SH              OTHER   1       0    1,445,573   0
BIO-REFERENCE LABS INC        COM $.01 NEW     09057G 60 2   2,186      93,000  SH  PUT         OTHER   1       0       93,000   0
CATERPILLAR INC DEL           COM              149123 10 1   4,243      40,000  SH  PUT         OTHER   1       0       40,000   0
CHESAPEAKE ENERGY CORP        COM              165167 10 7   8,075     350,000  SH  CALL        OTHER   1       0      350,000   0
CLEARWIRE CORP NEW            CL A             18538Q 10 5   8,560   3,754,300  SH              OTHER   1       0    3,754,300   0
COLEMAN CABLE INC             COM              193459 30 2  16,397   1,686,973  SH              OTHER   1       0    1,686,973   0
COMCAST CORP NEW              CL A             20030N 10 1   2,985     100,000  SH  PUT         OTHER   1       0      100,000   0
COMPUGEN LTD                  ORD              M25722 10 5   8,544   1,426,426  SH              OTHER   1       0    1,426,426   0
COMVERGE INC                  COM              205859 10 1   6,008   3,265,411  SH              OTHER   1       0    3,265,411   0
CONCURRENT COMPUTER CORP NEW  COM PAR $.01     206710 40 2     470     129,040  SH              OTHER   1       0      129,040   0
DERMA SCIENCES INC            COM PAR $.01     249827 50 2  12,819   1,332,557  SH              OTHER   1       0    1,332,557   0
EMERSON RADIO CORP            COM NEW          291087 20 3   2,970   1,477,649  SH              OTHER   1       0    1,477,649   0
ENERNOC INC                   COM              292764 10 7   2,243     311,507  SH              OTHER   1       0      311,507   0
EQT CORP                      COM              26884L 10 9   5,072     105,200  SH              OTHER   1       0      105,200   0
EXTREME NETWORKS INC          COM              30226D 10 6  16,825   4,393,021  SH              OTHER   1       0    4,393,021   0
EZCHIP SEMICONDUCTOR LIMITED  ORD              M4146Y 10 8   3,250      75,000  SH  PUT         OTHER   1       0       75,000   0
GLG LIFE TECH CORP            COM NEW          361793 20 1      99     125,500  SH              OTHER   1       0      125,500   0
HARTFORD FINL SVCS GROUP INC  *W EXP 06/26/201 416515 12 0  13,720   1,030,055  SH              OTHER   1       0    1,030,055   0
HARVARD BIOSCIENCE INC        COM              416906 10 5   3,150     803,616  SH              OTHER   1       0      803,616   0
HIGHER ONE HLDGS INC          COM              42983D 10 4   1,081      72,296  SH              OTHER   1       0       72,296   0
INTEL CORP                    COM              458140 10 0   2,812     100,000  SH  PUT         OTHER   1       0      100,000   0
INTERMOLECULAR INC            COM              45882D 10 9   3,941     634,583  SH              OTHER   1       0      634,583   0
MICROVISION INC DEL           *W EXP 07/23/201 594960 16 3     150     854,500  SH              OTHER   1       0      854,500   0
PACIFIC BIOSCIENCES CALIF IN  COM              69404D 10 8   7,463   2,182,281  SH              OTHER   1       0    2,182,281   0
PROLOGIS INC                  COM              74340W 10 3   3,602     100,000  SH  PUT         OTHER   1       0      100,000   0
RESOURCE AMERICA INC          CL A             761195 20 5  12,941   2,060,741  SH              OTHER   1       0    2,060,741   0
SARATOGA INVT CORP            COM NEW          80349A 20 8   5,720     339,426  SH              OTHER   1       0      339,426   0
SAUER-DANFOSS INC             COM              804137 10 7   2,242      47,700  SH  PUT         OTHER   1       0       47,700   0
SHILOH INDS INC               COM              824543 10 2   8,153     855,550  SH              OTHER   1       0      855,550   0
SIMON PPTY GROUP INC NEW      COM              828806 10 9   9,120      62,600  SH  PUT         OTHER   1       0       62,600   0
STURM RUGER & CO INC          COM              864159 10 8   3,193      65,025  SH              OTHER   1       0       65,025   0
ULTA SALON COSMETCS & FRAG I  COM              90384S 30 3   2,787      30,000  SH  PUT         OTHER   1       0       30,000   0
UNITED RENTALS INC            COM              911363 10 9   4,075      95,000  SH  PUT         OTHER   1       0       95,000   0
U S G CORP                    COM NEW          903293 40 5     860      50,000  SH  PUT         OTHER   1       0       50,000   0
VITESSE SEMICONDUCTOR CORP    COM NEW          928497 30 4  12,003   3,226,627  SH              OTHER   1       0    3,226,627   0
VOCUS INC                     COM              92858J 10 8  12,029     907,842  SH              OTHER   1       0      907,842   0
VONAGE HLDGS CORP             COM              92886T 20 1   5,595   2,531,535  SH              OTHER   1       0    2,531,535   0
WAVE SYSTEMS CORP             COM NEW          943526 30 1      51      27,265  SH              OTHER   1       0       27,265   0